Expense Example {- Fidelity SAI International Small Cap Index Fund} - NF_10.31 Fidelity SAI International Index Funds Combo PRO-01 - Fidelity SAI International Small Cap Index Fund - Fidelity SAI International Small Cap Index Fund
May 19, 2021 USD ($)
Expense Example:
1 year	$ 10
3 years	$ 41